Segment reporting	12 Months Ended
Mar. 31, 2018
Disclosure of segment reporting [Abstract]
Disclosure of entity's operating segments [text block]
31.	Segment reporting

The operating segments of the Group are as under:

Telecom-centric services - Domestic data, international data wholesale voice and network managed services

Data Center-centric IT Services

Data Center services:  Co-location services

Cloud and managed services: IT infra services, IT transformation services, remote and onsite infrastructure managed services and delivery platforms

Technology integration services: Data Center build, network integration, information security, end user computing and collaborative tools and solutions

Applications integration services: Application development and maintenance, application testing, mobility solutions, eLearning, portals, online assessment tools, process and automation.

The Chief Operating Decision Maker (“CODM”), i.e, The Board of Directors and the senior management, evaluate the Group’s performance and allocate resources to various strategic business units that are identified based on the products and services that they offer and on the basis of the market served. The measure of profit / loss reviewed by the CODM is “Earnings/loss before interest, taxes, depreciation and amortization” also referred to as “segment operating income / loss”. Revenue in relation to segments is categorized based on items that are individually identifiable to that segment.

Bandwidth costs, which form a significant part of the total expenses, is allocated to Network Services. Manpower costs of Technology resources rendering services to support Infrastructure operations, Managed services and Application services, are identified to respective operating segments specifically. The Group believes that the resulting allocations are reasonable.

Certain expenses, such as depreciation, technology infrastructure and administrative overheads, which form a significant component of total expenses, are not allocable to specific segments as the underlying services are used interchangeably. Management believes that it is not practical to provide segment disclosure of these expenses and, accordingly, they are separately disclosed as “unallocated” and adjusted only against the total income of the Group.

A significant part of the fixed assets used in the Group’s business are not identifiable to any of the reportable segments and can be used interchangeably between segments. Management believes that it is not feasible to provide segment disclosures relating to total assets and liabilities since meaningful segregation of available data is onerous.

The Group’s operating segment information for the years ended March 31, 2018, 2017 and 2016, are presented below:

Year ended March 31, 2018
		Data Center-centric IT services
	Telecom- centric Services (A)	Data Center Services (i)	Cloud and Managed Services (ii)	Technology Integration Services (iii)	Applications Integration Services (iv)	Total (B)= (i)+(ii)+(iii)+(iv)	Total (C) = (A)+(B)
Segment revenue	9,981,730	2,434,561	956,672	3,444,642	3,868,008	10,703,883	20,685,613
Allocated segment expenses	(7,653,359)	(1,753,440)	(1,052,720)	(2,933,507)	(3,288,028)	(9,027,695)	(16,681,054)
Segment operating income / (loss)	2,328,371	681,121	(96,048)	511,135	579,980	1,676,188	4,004,559
Unallocated expenses:
Selling, general and administrative expenses							(1,148,710)
Depreciation and amortization							(1,754,537)
Other income / (expense), net							189,738
Finance income							129,325
Finance expenses							(496,780)
Profit / (loss) before tax							923,595
Income tax (expense) / benefit							(194)
Profit / (loss) for the year							923,401

Year ended March 31, 2017
		Data Center-centric IT services *
	Telecom- centric Services (A)	Data Center Services (i)	Cloud and Managed Services (ii)	Technology Integration Services (iii)	Applications Integration Services (iv)	Total (B)= (i)+(ii)+(iii)+(iv)	Total (C) = (A)+(B)
Segment revenue	10,173,014	1,975,076	919,960	2,687,852	2,676,118	8,259,006	18,432,020
Allocated segment expenses	(8,050,025)	(1,489,135)	(824,979)	(2,306,170)	(2,186,512)	(6,806,796)	(14,856,821)
Segment operating income / (loss)	2,122,989	485,941	94,981	381,682	489,606	1,452,210	3,575,199
Unallocated expenses:
Selling, general and administrative expenses							(1,004,673)
Depreciation and amortization							(1,758,776)
Other income / (expense), net							145,872
Finance income							122,584
Finance expenses							(437,109)
Profit / (loss) before tax							643,097
Income tax (expense) / benefit							(698)
Profit / (loss) for the year							642,399

*The Chief Operating Decision Maker (CODM) has evaluated and grouped Data Center services, cloud and managed services, technology integration services and applications integration services into Data Center and IT services. There are no changes in the components of Telecom service segment. Accordingly, the segment information has been presented.

 Year ended March 31, 2016
		Data Center-centric IT services
	Telecom Centric Services (A)	Data Center Services (i)	Cloud and Managed Services (ii)	Technology Integration Services* (iii)	Applications Integration Services* (iv)	Total (B)= (i)+(ii)+(iii)+(iv)	Total (C) = (A)+(B)
Segment revenue	9,549,289	1,522,944	941,204	1,705,702	1,315,757	5,485,607	15,034,896
Allocated segment expenses	(7,342,032)	(1,165,293)	(767,109)	(1,419,287)	(999,765)	(4,351,454)	(11,693,486)
Segment operating income / (loss)	2,207,257	357,651	174,095	286,415	315,992	1,134,153	3,341,410
Unallocated expenses:
Selling, general and administrative expenses							(889,665)
Depreciation and amortization							(1,598,037)
Other income / (expense), net							104,885
Finance income							45,437
Finance expenses							(565,712)
Profit / (loss) before tax							438,318
Income tax (expense) / benefit							135
Profit / (loss) for the year							438,453

Geographic segments

The Group has two geographic segments India and rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

Description	India	Rest of the world	Total
Revenues
Year ended March 31, 2018	16,649,473	4,036,140	20,685,613
Year ended March 31, 2017	13,441,211	4,990,809	18,432,020
Year ended March 31, 2016	9,860,427	5,174,469	15,034,896

The Group does not disclose information relating to non-current assets located in India and rest of the world as the necessary information is not available and the cost to develop it would be excessive.

Revenue from one customer of the Group’s Data center-centric IT services is ₹ 2,261,482 (2016-17 ₹ 1,267,499) which is more than 10% of the Group’s total revenue.